Noncontrolling Interest	12 Months Ended
Dec. 31, 2019
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest

20. NONCONTROLLING INTEREST

Prior to the completion of the Changyou Merger on April 17, 2020, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consist of noncontrolling interests for Sogou and Changyou.

Noncontrolling Interest in the Consolidated Balance Sheets

As of December 31, 2018 and 2019, noncontrolling interest in the consolidated balance sheets was $0.96 billion and $0.88 billion, respectively.

	As of December 31,
	2018	2019
Sogou	$686,503	$726,960
Changyou	277,608	151,503

Total	$964,111	$878,463

Noncontrolling Interest of Sogou

As of December 31, 2019 and 2018, noncontrolling interest of Sogou of $727.0 million and $686.5 million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, representing an economic interest of 66% and 67%, respectively, in Sogou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Sogou’s share-based compensation expense from shareholders’ additional paid-in capital to noncontrolling interest.

Noncontrolling Interest of Changyou

As of December 31, 2019 and 2018, noncontrolling interest of Changyou of $151.5 million and $277.6 million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, both representing an economic interest of 33% for 2019 and 2018, respectively, in Changyou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Changyou’s share-based compensation expense from shareholders’ additional paid-in capital to noncontrolling interest.

Noncontrolling Interest in the Consolidated Statements of Comprehensive Income /(Loss)

For the years ended December 31, 2019, 2018 and 2017, respectively, the Sohu Group had net income of $105.9 million, net income of $92.7 million and net income of $84.5 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income /(loss).

	Year Ended December 31,
	2017	2018	2019
Sogou	$77,025	$65,586	$58,955
Changyou	7,603	27,137	46,990
Other	(105)	0	0

Total	$84,523	$92,723	$105,945

	Year Ended December 31,
	2017	2018	2019
Net income from continuing operations attributable to noncontrolling shareholders	$91,076	$107,318	$117,177
Net loss from discontinued operations attributable to noncontrolling shareholders	(6,553)	(14,595)	(11,232)

Net income attributable to noncontrolling interest shareholders	$84,523	$92,723	$105,945

Noncontrolling Interest of Sogou

For the years ended December 31, 2019, 2018 and 2017, respectively, a $59.0 million net income, a $65.6 million net income and a $77.0 million net income, respectively, attributable to the noncontrolling interest of Sogou was recognized in the Sohu Group’s consolidated statements of comprehensive income, representing Sogou’s net income /(loss) attributable to shareholders other than Sohu.

Noncontrolling Interest of Changyou

For the years ended December 31, 2019, 2018 and 2017, respectively, a $47.0 million net income, a $27.1 million net income and a $7.6 million net income, respectively, attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income /(loss), representing a 33%, 33% and 32%, economic interest, respectively, in Changyou attributable to shareholders other than Sohu.